Financial instruments - Maturity of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 17,226	$ 34,103	$ 32,316
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,226	34,980	30,606
less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,068	34,976	30,500
between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	158	4	106
Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,595	9,490	3,222
Trade payables | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,595	9,490	3,222
Trade payables | less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,595	9,490	3,222
Trade payables | between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Trade payables | Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Trade payables | unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,339	5,247	2,876
Accrued expenses | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,339	5,247	2,876
Accrued expenses | less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,339	5,247	2,876
Accrued expenses | between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Accrued expenses | Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Accrued expenses | unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	292	116	248
Lease liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	292	133	251
Lease liabilities | less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	134	129	145
Lease liabilities | between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	158	4	106
Lease liabilities | Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Lease liabilities | unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		110	31
Other current liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	110	31
Other current liabilities | less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	110	31
Other current liabilities | between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Other current liabilities | Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Other current liabilities | unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0	0	0
Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		19,140	6,202
Contingent consideration liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		20,000	7,140
Contingent consideration liabilities | less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		20,000	7,140
Contingent consideration liabilities | between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0	0
Contingent consideration liabilities | Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0	0
Contingent consideration liabilities | unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0	0
Convertible loan
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 0	19,737
Convertible loan | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			17,086
Convertible loan | less than 12 months | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			17,086
Convertible loan | between 1-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			0
Convertible loan | Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			0
Convertible loan | unlimited | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			$ 0